Net Income - Interest Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Interest costs [abstract]
Interest on bonds payable	$ 168		$ 168	$ 161
Interest on lease liabilities	128		105	75
Interest paid to financial institutions	42		44	26
Others	1		2	1
Interest expenses	$ 339	$ 10	$ 319	$ 263